Note 8 - Other Liabilities - Schedule of Other Liabilities (Details) - CAD ($) $ in Thousands	Jan. 31, 2024	Oct. 31, 2023	Jan. 31, 2023
Statement Line Items [Line Items]
Accounts payable and other	$ 7,543	$ 9,681	$ 5,482
Current income tax liability	2,426	7,466	1,829
Deferred income tax liability	709	731	704
Lease obligations	3,594	3,771	4,295
Cash collateral and amounts held in escrow	8,735	8,818	7,210
Cash reserves on loan and lease receivables	155,583	153,769	132,776
Other liabilities	$ 178,590	$ 184,236	$ 152,296